Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Document Period End Date	Jun. 30, 2024
C000127813 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Focused Global Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Global Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-global-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/focused-global-growth-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Global Growth Fund (Institutional Class/WCMGX)	$56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Material Change Date	Sep. 03, 2024
Net Assets	$ 495,067,431
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,936,205
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$495,067,431
Total number of portfolio holdings	36
Total advisory fee paid/(reimbursed)	$1,936,205
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Novo Nordisk A/S - Class B	5.4%
Amazon.com, Inc.	5.2%
3i Group PLC	4.3%
General Electric Co.	4.3%
Microsoft Corp.	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
NVIDIA Corp.	3.6%
AppLovin Corp. - Class A	3.6%
Datadog, Inc.	3.2%
Arthur J. Gallagher & Co.	3.2%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Novo Nordisk A/S - Class B	5.4%
Amazon.com, Inc.	5.2%
3i Group PLC	4.3%
General Electric Co.	4.3%
Microsoft Corp.	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
NVIDIA Corp.	3.6%
AppLovin Corp. - Class A	3.6%
Datadog, Inc.	3.2%
Arthur J. Gallagher & Co.	3.2%

Material Fund Change [Text Block]
Material Fund Changes
On April 29, 2024, based on the recommendation of the Fund’s investment advisor, WCM Investment Management, LLC (“WCM”), the Board of Trustees of Investment Managers Series Trust (the “Board”) has approved the reorganization of the Fund into the First Trust WCM Focused Global Growth Fund, a newly created series of First Trust Series Fund (the “Reorganization”).  The Reorganization of the Fund is currently expected to take effect in the fourth quarter of 2024.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-global-growth-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/focused-global-growth-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000127814 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Focused Global Growth Fund
Class Name	Investor Class
Trading Symbol	WFGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Global Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-global-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/focused-global-growth-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Global Growth Fund (Investor Class/WFGGX)	$70	1.30%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30%
Material Change Date	Sep. 03, 2024
Net Assets	$ 495,067,431
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,936,205
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$495,067,431
Total number of portfolio holdings	36
Total advisory fee paid/(reimbursed)	$1,936,205
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Novo Nordisk A/S - Class B	5.4%
Amazon.com, Inc.	5.2%
3i Group PLC	4.3%
General Electric Co.	4.3%
Microsoft Corp.	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
NVIDIA Corp.	3.6%
AppLovin Corp. - Class A	3.6%
Datadog, Inc.	3.2%
Arthur J. Gallagher & Co.	3.2%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Novo Nordisk A/S - Class B	5.4%
Amazon.com, Inc.	5.2%
3i Group PLC	4.3%
General Electric Co.	4.3%
Microsoft Corp.	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
NVIDIA Corp.	3.6%
AppLovin Corp. - Class A	3.6%
Datadog, Inc.	3.2%
Arthur J. Gallagher & Co.	3.2%

Material Fund Change [Text Block]
Material Fund Changes
On April 29, 2024, based on the recommendation of the Fund’s investment advisor, WCM Investment Management, LLC (“WCM”), the Board of Trustees of Investment Managers Series Trust (the “Board”) has approved the reorganization of the Fund into the First Trust WCM Focused Global Growth Fund, a newly created series of First Trust Series Fund (the “Reorganization”).  The Reorganization of the Fund is currently expected to take effect in the fourth quarter of 2024.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-global-growth-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/focused-global-growth-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215235 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/small-cap-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/small-cap-growth-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Material Change Date	Sep. 03, 2024
Net Assets	$ 40,637,746
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 50,813
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,637,746
Total number of portfolio holdings	69
Total advisory fee paid/(reimbursed)	$50,813
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Casey's General Stores, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.3%
Casella Waste Systems, Inc. - Class A	2.2%
Appfolio, Inc. - Class A	2.2%
MACOM Technology Solutions Holdings, Inc.	2.2%
Rambus, Inc.	2.2%
Tetra Tech, Inc.	2.0%
WEX, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
John Bean Technologies Corp.	2.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Casey's General Stores, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.3%
Casella Waste Systems, Inc. - Class A	2.2%
Appfolio, Inc. - Class A	2.2%
MACOM Technology Solutions Holdings, Inc.	2.2%
Rambus, Inc.	2.2%
Tetra Tech, Inc.	2.0%
WEX, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
John Bean Technologies Corp.	2.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/small-cap-growth-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/small-cap-growth-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215236 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	WCMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/small-cap-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/small-cap-growth-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Investor Class/WCMNX)	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Material Change Date	Sep. 03, 2024
Net Assets	$ 40,637,746
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 50,813
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,637,746
Total number of portfolio holdings	69
Total advisory fee paid/(reimbursed)	$50,813
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Casey's General Stores, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.3%
Casella Waste Systems, Inc. - Class A	2.2%
Appfolio, Inc. - Class A	2.2%
MACOM Technology Solutions Holdings, Inc.	2.2%
Rambus, Inc.	2.2%
Tetra Tech, Inc.	2.0%
WEX, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
John Bean Technologies Corp.	2.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Casey's General Stores, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.3%
Casella Waste Systems, Inc. - Class A	2.2%
Appfolio, Inc. - Class A	2.2%
MACOM Technology Solutions Holdings, Inc.	2.2%
Rambus, Inc.	2.2%
Tetra Tech, Inc.	2.0%
WEX, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
John Bean Technologies Corp.	2.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/small-cap-growth-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/small-cap-growth-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218626 [Member]
Shareholder Report [Line Items]
Fund Name	WCM International Equity Fund
Class Name	Institutional Class
Trading Symbol	WCMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM International Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/international-equity-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/international-equity-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Equity Fund (Institutional Class/WCMMX)	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Material Change Date	Sep. 03, 2024
Net Assets	$ 86,401,080
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 138,731
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$86,401,080
Total number of portfolio holdings	40
Total advisory fee paid/(reimbursed)	$138,731
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
AstraZeneca PLC - ADR	4.9%
United Overseas Bank Ltd.	4.8%
Canadian National Railway Co.	4.0%
Iberdrola S.A.	3.9%
Compass Group PLC	3.8%
London Stock Exchange Group PLC	3.8%
HDFC Bank Ltd. - ADR	3.5%
Baker Hughes Co.	3.4%
Samsung Electronics Co., Ltd.	3.2%
Haleon PLC	3.1%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AstraZeneca PLC - ADR	4.9%
United Overseas Bank Ltd.	4.8%
Canadian National Railway Co.	4.0%
Iberdrola S.A.	3.9%
Compass Group PLC	3.8%
London Stock Exchange Group PLC	3.8%
HDFC Bank Ltd. - ADR	3.5%
Baker Hughes Co.	3.4%
Samsung Electronics Co., Ltd.	3.2%
Haleon PLC	3.1%

Material Fund Change [Text Block]
Material Fund Changes
On April 29, 2024, based on the recommendation of the Fund’s investment advisor, WCM Investment Management, LLC (“WCM”), the Board of Trustees of Investment Managers Series Trust (the “Board”) has approved the reorganization of the Fund into the First Trust WCM International Equity ETF, a newly created series of First Trust Exchange-Traded Fund (the “Reorganization”).  The Reorganization of the Fund is currently expected to take effect in the fourth quarter of 2024.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/international-equity-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/international-equity-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218625 [Member]
Shareholder Report [Line Items]
Fund Name	WCM International Equity Fund
Class Name	Investor Class
Trading Symbol	WESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM International Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/international-equity-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/international-equity-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Equity Fund (Investor Class/WESGX)	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Material Change Date	Sep. 03, 2024
Net Assets	$ 86,401,080
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 138,731
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$86,401,080
Total number of portfolio holdings	40
Total advisory fee paid/(reimbursed)	$138,731
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
AstraZeneca PLC - ADR	4.9%
United Overseas Bank Ltd.	4.8%
Canadian National Railway Co.	4.0%
Iberdrola S.A.	3.9%
Compass Group PLC	3.8%
London Stock Exchange Group PLC	3.8%
HDFC Bank Ltd. - ADR	3.5%
Baker Hughes Co.	3.4%
Samsung Electronics Co., Ltd.	3.2%
Haleon PLC	3.1%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AstraZeneca PLC - ADR	4.9%
United Overseas Bank Ltd.	4.8%
Canadian National Railway Co.	4.0%
Iberdrola S.A.	3.9%
Compass Group PLC	3.8%
London Stock Exchange Group PLC	3.8%
HDFC Bank Ltd. - ADR	3.5%
Baker Hughes Co.	3.4%
Samsung Electronics Co., Ltd.	3.2%
Haleon PLC	3.1%

Material Fund Change [Text Block]
Material Fund Changes
On April 29, 2024, based on the recommendation of the Fund’s investment advisor, WCM Investment Management, LLC (“WCM”), the Board of Trustees of Investment Managers Series Trust (the “Board”) has approved the reorganization of the Fund into the First Trust WCM International Equity ETF, a newly created series of First Trust Exchange-Traded Fund (the “Reorganization”).  In anticipation of the Reorganization, the Fund’s Investor Class shares will be consolidated with the Fund’s Institutional Class shares on or about September 9, 2024.  The Reorganization of the Fund is currently expected to take effect in the fourth quarter of 2024.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/international-equity-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/international-equity-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000243960 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Quality Dividend Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Quality Dividend Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/quality-dividend-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/quality-dividend-growth-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Quality Dividend Growth Fund (Institutional Class/WCMYX)	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Material Change Date	Sep. 03, 2024
Net Assets	$ 7,592,545
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ (96,969)
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,592,545
Total number of portfolio holdings	38
Total advisory fee paid/(reimbursed)	$(96,969)
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Unilever PLC - ADR	3.8%
General Dynamics Corp.	3.7%
Amgen, Inc.	3.3%
Entergy Corp.	3.2%
Microsoft Corp.	3.2%
JPMorgan Chase & Co.	3.2%
Verizon Communications, Inc.	3.2%
Texas Instruments, Inc.	3.1%
Exxon Mobil Corp.	3.0%
Cullen/Frost Bankers, Inc.	3.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Unilever PLC - ADR	3.8%
General Dynamics Corp.	3.7%
Amgen, Inc.	3.3%
Entergy Corp.	3.2%
Microsoft Corp.	3.2%
JPMorgan Chase & Co.	3.2%
Verizon Communications, Inc.	3.2%
Texas Instruments, Inc.	3.1%
Exxon Mobil Corp.	3.0%
Cullen/Frost Bankers, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/quality-dividend-growth-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/quality-dividend-growth-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000243961 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Quality Dividend Growth Fund
Class Name	Investor Class
Trading Symbol	WQDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Quality Dividend Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/quality-dividend-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/quality-dividend-growth-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Quality Dividend Growth Fund (Investor Class/WQDGX)	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Material Change Date	Sep. 03, 2024
Net Assets	$ 7,592,545
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ (96,969)
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,592,545
Total number of portfolio holdings	38
Total advisory fee paid/(reimbursed)	$(96,969)
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Unilever PLC - ADR	3.8%
General Dynamics Corp.	3.7%
Amgen, Inc.	3.3%
Entergy Corp.	3.2%
Microsoft Corp.	3.2%
JPMorgan Chase & Co.	3.2%
Verizon Communications, Inc.	3.2%
Texas Instruments, Inc.	3.1%
Exxon Mobil Corp.	3.0%
Cullen/Frost Bankers, Inc.	3.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Unilever PLC - ADR	3.8%
General Dynamics Corp.	3.7%
Amgen, Inc.	3.3%
Entergy Corp.	3.2%
Microsoft Corp.	3.2%
JPMorgan Chase & Co.	3.2%
Verizon Communications, Inc.	3.2%
Texas Instruments, Inc.	3.1%
Exxon Mobil Corp.	3.0%
Cullen/Frost Bankers, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/quality-dividend-growth-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/quality-dividend-growth-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000101539 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Focused International Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-international-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/focused-international-growth-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Institutional Class/WCMIX)	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Material Change Date	Sep. 03, 2024
Net Assets	$ 18,990,906,032
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 78,523,315
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,990,906,032
Total number of portfolio holdings	36
Total advisory fee paid/(reimbursed)	$78,523,315
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Novo Nordisk A/S - Class B	7.2%
ICON PLC	4.5%
Ferrari N.V.	4.2%
ASM International N.V.	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.1%
Canadian Pacific Kansas City Ltd.	3.9%
AstraZeneca PLC	3.8%
Safran S.A.	3.7%
ASML Holding N.V.	3.5%
BAE Systems PLC	3.5%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Novo Nordisk A/S - Class B	7.2%
ICON PLC	4.5%
Ferrari N.V.	4.2%
ASM International N.V.	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.1%
Canadian Pacific Kansas City Ltd.	3.9%
AstraZeneca PLC	3.8%
Safran S.A.	3.7%
ASML Holding N.V.	3.5%
BAE Systems PLC	3.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-international-growth-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/focused-international-growth-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000104483 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Focused International Growth Fund
Class Name	Investor Class
Trading Symbol	WCMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-international-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/focused-international-growth-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Investor Class/WCMRX)	$67	1.28%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.28%
Material Change Date	Sep. 03, 2024
Net Assets	$ 18,990,906,032
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 78,523,315
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,990,906,032
Total number of portfolio holdings	36
Total advisory fee paid/(reimbursed)	$78,523,315
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Novo Nordisk A/S - Class B	7.2%
ICON PLC	4.5%
Ferrari N.V.	4.2%
ASM International N.V.	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.1%
Canadian Pacific Kansas City Ltd.	3.9%
AstraZeneca PLC	3.8%
Safran S.A.	3.7%
ASML Holding N.V.	3.5%
BAE Systems PLC	3.5%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Novo Nordisk A/S - Class B	7.2%
ICON PLC	4.5%
Ferrari N.V.	4.2%
ASM International N.V.	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.1%
Canadian Pacific Kansas City Ltd.	3.9%
AstraZeneca PLC	3.8%
Safran S.A.	3.7%
ASML Holding N.V.	3.5%
BAE Systems PLC	3.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-international-growth-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/focused-international-growth-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000160892 [Member]
Shareholder Report [Line Items]
Fund Name	WCM International Small Cap Growth Fund
Class Name	Institutional class
Trading Symbol	WCMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM International Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/international-small-cap-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/international-small-cap-growth-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Small Cap Growth Fund (Institutional class/WCMSX)	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Material Change Date	Sep. 03, 2024
Net Assets	$ 294,904,421
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,450,500
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$294,904,421
Total number of portfolio holdings	67
Total advisory fee paid/(reimbursed)	$1,450,500
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Scout24 S.E.	3.0%
Integral Corp.	2.8%
Exosens SAS	2.8%
Celestica, Inc.	2.3%
InPost S.A.	2.1%
Money Forward, Inc.	2.1%
Schibsted A.S.A. - Class A	2.1%
Kyoto Financial Group, Inc.	2.0%
M&A Research Institute Holdings, Inc.	2.0%
Baltic Classifieds Group PLC	2.0%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Scout24 S.E.	3.0%
Integral Corp.	2.8%
Exosens SAS	2.8%
Celestica, Inc.	2.3%
InPost S.A.	2.1%
Money Forward, Inc.	2.1%
Schibsted A.S.A. - Class A	2.1%
Kyoto Financial Group, Inc.	2.0%
M&A Research Institute Holdings, Inc.	2.0%
Baltic Classifieds Group PLC	2.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/international-small-cap-growth-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/international-small-cap-growth-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000127811 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Focused Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	WCMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-emerging-markets-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/focused-emerging-markets-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
Material Change Date	Sep. 03, 2024
Net Assets	$ 1,003,324,334
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 5,038,275
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,003,324,334
Total number of portfolio holdings	47
Total advisory fee paid/(reimbursed)	$5,038,275
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
Naspers Ltd. - N Shares	5.0%
NU Holdings Ltd. - Class A	4.6%
Celestica, Inc.	4.1%
SK Hynix, Inc.	3.6%
ICICI Bank Ltd.	3.3%
Sea Ltd. - ADR	2.9%
Jentech Precision Industrial Co., Ltd.	2.6%
Bharat Electronics Ltd.	2.5%
MediaTek, Inc.	2.4%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
Naspers Ltd. - N Shares	5.0%
NU Holdings Ltd. - Class A	4.6%
Celestica, Inc.	4.1%
SK Hynix, Inc.	3.6%
ICICI Bank Ltd.	3.3%
Sea Ltd. - ADR	2.9%
Jentech Precision Industrial Co., Ltd.	2.6%
Bharat Electronics Ltd.	2.5%
MediaTek, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-emerging-markets-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/focused-emerging-markets-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000127812 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Focused Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	WFEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-emerging-markets-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/focused-emerging-markets-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	$77	1.51%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%
Material Change Date	Sep. 03, 2024
Net Assets	$ 1,003,324,334
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 5,038,275
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,003,324,334
Total number of portfolio holdings	47
Total advisory fee paid/(reimbursed)	$5,038,275
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
Naspers Ltd. - N Shares	5.0%
NU Holdings Ltd. - Class A	4.6%
Celestica, Inc.	4.1%
SK Hynix, Inc.	3.6%
ICICI Bank Ltd.	3.3%
Sea Ltd. - ADR	2.9%
Jentech Precision Industrial Co., Ltd.	2.6%
Bharat Electronics Ltd.	2.5%
MediaTek, Inc.	2.4%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
Naspers Ltd. - N Shares	5.0%
NU Holdings Ltd. - Class A	4.6%
Celestica, Inc.	4.1%
SK Hynix, Inc.	3.6%
ICICI Bank Ltd.	3.3%
Sea Ltd. - ADR	2.9%
Jentech Precision Industrial Co., Ltd.	2.6%
Bharat Electronics Ltd.	2.5%
MediaTek, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-emerging-markets-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/focused-emerging-markets-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215234 [Member]
Shareholder Report [Line Items]
Fund Name	WCM SMID Quality Value Fund
Class Name	Institutional Class
Trading Symbol	WCMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/smid-quality-value-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/smid-quality-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Institutional Class/WCMFX)	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Material Change Date	Sep. 03, 2024
Net Assets	$ 71,485,624
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 118,682
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,485,624
Total number of portfolio holdings	38
Total advisory fee paid/(reimbursed)	$118,682
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.2%
EMCOR Group, Inc.	4.5%
Brown & Brown, Inc.	4.2%
Element Solutions, Inc.	4.0%
Verra Mobility Corp.	4.0%
Entegris, Inc.	3.8%
API Group Corp.	3.5%
Jones Lang LaSalle, Inc.	3.3%
Booz Allen Hamilton Holding Corp.	2.9%
MKS Instruments, Inc.	2.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GoDaddy, Inc. - Class A	5.2%
EMCOR Group, Inc.	4.5%
Brown & Brown, Inc.	4.2%
Element Solutions, Inc.	4.0%
Verra Mobility Corp.	4.0%
Entegris, Inc.	3.8%
API Group Corp.	3.5%
Jones Lang LaSalle, Inc.	3.3%
Booz Allen Hamilton Holding Corp.	2.9%
MKS Instruments, Inc.	2.9%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/smid-quality-value-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/smid-quality-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215233 [Member]
Shareholder Report [Line Items]
Fund Name	WCM SMID Quality Value Fund
Class Name	Investor Class
Trading Symbol	WCMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/smid-quality-value-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/smid-quality-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Investor Class/WCMJX)	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Material Change Date	Sep. 03, 2024
Net Assets	$ 71,485,624
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 118,682
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,485,624
Total number of portfolio holdings	38
Total advisory fee paid/(reimbursed)	$118,682
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.2%
EMCOR Group, Inc.	4.5%
Brown & Brown, Inc.	4.2%
Element Solutions, Inc.	4.0%
Verra Mobility Corp.	4.0%
Entegris, Inc.	3.8%
API Group Corp.	3.5%
Jones Lang LaSalle, Inc.	3.3%
Booz Allen Hamilton Holding Corp.	2.9%
MKS Instruments, Inc.	2.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GoDaddy, Inc. - Class A	5.2%
EMCOR Group, Inc.	4.5%
Brown & Brown, Inc.	4.2%
Element Solutions, Inc.	4.0%
Verra Mobility Corp.	4.0%
Entegris, Inc.	3.8%
API Group Corp.	3.5%
Jones Lang LaSalle, Inc.	3.3%
Booz Allen Hamilton Holding Corp.	2.9%
MKS Instruments, Inc.	2.9%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/smid-quality-value-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/smid-quality-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000220167 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Focused International Value Fund
Class Name	Institutional Class
Trading Symbol	WCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-international-value-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/focused-international-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Value Fund (Institutional Class/WCMVX)	$69	1.33%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%
Material Change Date	Sep. 03, 2024
Net Assets	$ 9,039,707
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ (81,120)
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,039,707
Total number of portfolio holdings	49
Total advisory fee paid/(reimbursed)	$(81,120)
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.1%
Rolls-Royce Holdings PLC	4.9%
Celestica, Inc.	3.2%
UBS Group A.G.	3.1%
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	3.0%
D'ieteren Group	2.9%
Puig Brands S.A. - Class B	2.9%
Canadian Natural Resources Ltd.	2.8%
ICON PLC	2.8%
Deutsche Telekom A.G.	2.7%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.1%
Rolls-Royce Holdings PLC	4.9%
Celestica, Inc.	3.2%
UBS Group A.G.	3.1%
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	3.0%
D'ieteren Group	2.9%
Puig Brands S.A. - Class B	2.9%
Canadian Natural Resources Ltd.	2.8%
ICON PLC	2.8%
Deutsche Telekom A.G.	2.7%

Material Fund Change [Text Block]
Material Fund Changes
Effective July 1, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the limit on the total annual fund operating expenses of the WCM Focused International Value Fund (the “Fund”) from 1.25% to 0.85% of the average daily net assets of the Fund’s Institutional Class shares.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-international-value-fund or upon request at (888) 988-9801.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the limit on the total annual fund operating expenses of the WCM Focused International Value Fund (the “Fund”) from 1.25% to 0.85% of the average daily net assets of the Fund’s Institutional Class shares.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/focused-international-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000220168 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Focused International Value Fund
Class Name	Investor Class
Trading Symbol	WLIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-international-value-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/focused-international-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Value Fund (Investor Class/WLIVX)	$82	1.58%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.58%
Material Change Date	Sep. 03, 2024
Net Assets	$ 9,039,707
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ (81,120)
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,039,707
Total number of portfolio holdings	49
Total advisory fee paid/(reimbursed)	$(81,120)
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.1%
Rolls-Royce Holdings PLC	4.9%
Celestica, Inc.	3.2%
UBS Group A.G.	3.1%
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	3.0%
D'ieteren Group	2.9%
Puig Brands S.A. - Class B	2.9%
Canadian Natural Resources Ltd.	2.8%
ICON PLC	2.8%
Deutsche Telekom A.G.	2.7%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.1%
Rolls-Royce Holdings PLC	4.9%
Celestica, Inc.	3.2%
UBS Group A.G.	3.1%
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	3.0%
D'ieteren Group	2.9%
Puig Brands S.A. - Class B	2.9%
Canadian Natural Resources Ltd.	2.8%
ICON PLC	2.8%
Deutsche Telekom A.G.	2.7%

Material Fund Change [Text Block]
Material Fund Changes
Effective July 1, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the limit on the total annual fund operating expenses of the WCM Focused International Value Fund (the “Fund”) from 1.50% to 1.10% of the average daily net assets of the Fund’s Investor Class shares.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-international-value-fund or upon request at (888) 988-9801.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the limit on the total annual fund operating expenses of the WCM Focused International Value Fund (the “Fund”) from 1.50% to 1.10% of the average daily net assets of the Fund’s Investor Class shares.
Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/focused-international-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000238735 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Focused Emerging Markets ex China Fund
Class Name	Institutional Class
Trading Symbol	WCMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Material Change Date	Sep. 03, 2024
Net Assets	$ 7,443,273
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ (117,094)
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,443,273
Total number of portfolio holdings	45
Total advisory fee paid/(reimbursed)	$(117,094)
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
SK Hynix, Inc.	5.6%
Celestica, Inc.	4.3%
NU Holdings Ltd. - Class A	3.7%
Sea Ltd. - ADR	2.8%
Bupa Arabia for Cooperative Insurance Co.	2.8%
Aldrees Petroleum and Transport Services Co.	2.8%
ICICI Bank Ltd.	2.8%
InPost S.A.	2.6%
Coupang, Inc.	2.6%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
SK Hynix, Inc.	5.6%
Celestica, Inc.	4.3%
NU Holdings Ltd. - Class A	3.7%
Sea Ltd. - ADR	2.8%
Bupa Arabia for Cooperative Insurance Co.	2.8%
Aldrees Petroleum and Transport Services Co.	2.8%
ICICI Bank Ltd.	2.8%
InPost S.A.	2.6%
Coupang, Inc.	2.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000238736 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Focused Emerging Markets ex China Fund
Class Name	Investor Class
Trading Symbol	WCFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	$78	1.50%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%
Material Change Date	Sep. 03, 2024
Net Assets	$ 7,443,273
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ (117,094)
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,443,273
Total number of portfolio holdings	45
Total advisory fee paid/(reimbursed)	$(117,094)
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
SK Hynix, Inc.	5.6%
Celestica, Inc.	4.3%
NU Holdings Ltd. - Class A	3.7%
Sea Ltd. - ADR	2.8%
Bupa Arabia for Cooperative Insurance Co.	2.8%
Aldrees Petroleum and Transport Services Co.	2.8%
ICICI Bank Ltd.	2.8%
InPost S.A.	2.6%
Coupang, Inc.	2.6%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
SK Hynix, Inc.	5.6%
Celestica, Inc.	4.3%
NU Holdings Ltd. - Class A	3.7%
Sea Ltd. - ADR	2.8%
Bupa Arabia for Cooperative Insurance Co.	2.8%
Aldrees Petroleum and Transport Services Co.	2.8%
ICICI Bank Ltd.	2.8%
InPost S.A.	2.6%
Coupang, Inc.	2.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237215 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Mid Cap Quality Value Fund
Class Name	Institutional Class
Trading Symbol	WCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/mid-cap-quality-value-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/mid-cap-quality-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Material Change Date	Sep. 03, 2024
Net Assets	$ 1,033,722
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ (126,900)
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,033,722
Total number of portfolio holdings	34
Total advisory fee paid/(reimbursed)	$(126,900)
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.8%
Brown & Brown, Inc.	5.4%
Entegris, Inc.	4.6%
Element Solutions, Inc.	4.2%
CDW Corp.	4.2%
Booz Allen Hamilton Holding Corp.	3.9%
Molina Healthcare, Inc.	3.7%
PTC, Inc.	3.7%
Jones Lang LaSalle, Inc.	3.3%
Masco Corp.	3.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GoDaddy, Inc. - Class A	5.8%
Brown & Brown, Inc.	5.4%
Entegris, Inc.	4.6%
Element Solutions, Inc.	4.2%
CDW Corp.	4.2%
Booz Allen Hamilton Holding Corp.	3.9%
Molina Healthcare, Inc.	3.7%
PTC, Inc.	3.7%
Jones Lang LaSalle, Inc.	3.3%
Masco Corp.	3.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/mid-cap-quality-value-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/mid-cap-quality-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237216 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Mid Cap Quality Value Fund
Class Name	Investor Class
Trading Symbol	WMIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/mid-cap-quality-value-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/mid-cap-quality-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Material Change Date	Sep. 03, 2024
Net Assets	$ 1,033,722
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ (126,900)
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,033,722
Total number of portfolio holdings	34
Total advisory fee paid/(reimbursed)	$(126,900)
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.8%
Brown & Brown, Inc.	5.4%
Entegris, Inc.	4.6%
Element Solutions, Inc.	4.2%
CDW Corp.	4.2%
Booz Allen Hamilton Holding Corp.	3.9%
Molina Healthcare, Inc.	3.7%
PTC, Inc.	3.7%
Jones Lang LaSalle, Inc.	3.3%
Masco Corp.	3.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GoDaddy, Inc. - Class A	5.8%
Brown & Brown, Inc.	5.4%
Entegris, Inc.	4.6%
Element Solutions, Inc.	4.2%
CDW Corp.	4.2%
Booz Allen Hamilton Holding Corp.	3.9%
Molina Healthcare, Inc.	3.7%
PTC, Inc.	3.7%
Jones Lang LaSalle, Inc.	3.3%
Masco Corp.	3.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/mid-cap-quality-value-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/mid-cap-quality-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218622 [Member]
Shareholder Report [Line Items]
Fund Name	WCM China Quality Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/china-quality-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/china-quality-growth-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Institutional Class/WCMCX)	$66	1.39%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.39%
Material Change Date	Sep. 03, 2024
Net Assets	$ 2,574,782
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ (127,954)
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,574,782
Total number of portfolio holdings	31
Total advisory fee paid/(reimbursed)	$(127,954)
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	11.2%
Prosus N.V. - ADR	5.7%
Shenzhou International Group Holdings Ltd.	5.1%
Fuyao Glass Industry Group Co., Ltd. - Class H	4.2%
Kweichow Moutai Co., Ltd. - Class A	3.9%
Warom Technology, Inc. Co. - Class A	3.8%
Qingdao Haier Biomedical Co., Ltd. - Class A	3.4%
AIA Group Ltd.	3.2%
MediaTek, Inc.	3.2%
NARI Technology Co., Ltd. - Class A	3.2%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	11.2%
Prosus N.V. - ADR	5.7%
Shenzhou International Group Holdings Ltd.	5.1%
Fuyao Glass Industry Group Co., Ltd. - Class H	4.2%
Kweichow Moutai Co., Ltd. - Class A	3.9%
Warom Technology, Inc. Co. - Class A	3.8%
Qingdao Haier Biomedical Co., Ltd. - Class A	3.4%
AIA Group Ltd.	3.2%
MediaTek, Inc.	3.2%
NARI Technology Co., Ltd. - Class A	3.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/china-quality-growth-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/china-quality-growth-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218621 [Member]
Shareholder Report [Line Items]
Fund Name	WCM China Quality Growth Fund
Class Name	Investor Class
Trading Symbol	WCQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/china-quality-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/china-quality-growth-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Investor Class/WCQGX)	$78	1.64%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.64%
Material Change Date	Sep. 03, 2024
Net Assets	$ 2,574,782
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ (127,954)
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,574,782
Total number of portfolio holdings	31
Total advisory fee paid/(reimbursed)	$(127,954)
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	11.2%
Prosus N.V. - ADR	5.7%
Shenzhou International Group Holdings Ltd.	5.1%
Fuyao Glass Industry Group Co., Ltd. - Class H	4.2%
Kweichow Moutai Co., Ltd. - Class A	3.9%
Warom Technology, Inc. Co. - Class A	3.8%
Qingdao Haier Biomedical Co., Ltd. - Class A	3.4%
AIA Group Ltd.	3.2%
MediaTek, Inc.	3.2%
NARI Technology Co., Ltd. - Class A	3.2%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	11.2%
Prosus N.V. - ADR	5.7%
Shenzhou International Group Holdings Ltd.	5.1%
Fuyao Glass Industry Group Co., Ltd. - Class H	4.2%
Kweichow Moutai Co., Ltd. - Class A	3.9%
Warom Technology, Inc. Co. - Class A	3.8%
Qingdao Haier Biomedical Co., Ltd. - Class A	3.4%
AIA Group Ltd.	3.2%
MediaTek, Inc.	3.2%
NARI Technology Co., Ltd. - Class A	3.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/china-quality-growth-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/china-quality-growth-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218624 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Developing World Equity Fund
Class Name	Institutional Class
Trading Symbol	WCMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Developing World Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/developing-world-equity-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/developing-world-equity-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Developing World Equity Fund (Institutional Class/WCMDX)	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Material Change Date	Sep. 03, 2024
Net Assets	$ 1,770,223
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ (125,336)
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,770,223
Total number of portfolio holdings	34
Total advisory fee paid/(reimbursed)	$(125,336)
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Samsung Electronics Co., Ltd.	5.0%
United Overseas Bank Ltd.	4.7%
HDFC Bank Ltd. - ADR	4.6%
AIA Group Ltd.	4.6%
Bid Corp. Ltd.	3.7%
Tencent Holdings Ltd.	3.3%
MercadoLibre, Inc.	3.3%
TOTVS S.A.	3.3%
Baker Hughes Co.	3.2%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Samsung Electronics Co., Ltd.	5.0%
United Overseas Bank Ltd.	4.7%
HDFC Bank Ltd. - ADR	4.6%
AIA Group Ltd.	4.6%
Bid Corp. Ltd.	3.7%
Tencent Holdings Ltd.	3.3%
MercadoLibre, Inc.	3.3%
TOTVS S.A.	3.3%
Baker Hughes Co.	3.2%

Material Fund Change [Text Block]
Material Fund Changes
On April 29, 2024, based on the recommendation of the Fund’s investment advisor, WCM Investment Management, LLC (“WCM”), the Board of Trustees of Investment Managers Series Trust (the “Board”) has approved the reorganization of the Fund into the First Trust WCM Developing World Equity ETF, a newly created series of First Trust Exchange-Traded Fund (the “Reorganization”).  The Reorganization of the Fund is currently expected to take effect in the fourth quarter of 2024.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/developing-world-equity-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/developing-world-equity-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218623 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Developing World Equity Fund
Class Name	Investor Class
Trading Symbol	WCMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Developing World Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/developing-world-equity-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/developing-world-equity-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Developing World Equity Fund (Investor Class/WCMUX)	$61	1.21%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
Material Change Date	Sep. 03, 2024
Net Assets	$ 1,770,223
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ (125,336)
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,770,223
Total number of portfolio holdings	34
Total advisory fee paid/(reimbursed)	$(125,336)
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Samsung Electronics Co., Ltd.	5.0%
United Overseas Bank Ltd.	4.7%
HDFC Bank Ltd. - ADR	4.6%
AIA Group Ltd.	4.6%
Bid Corp. Ltd.	3.7%
Tencent Holdings Ltd.	3.3%
MercadoLibre, Inc.	3.3%
TOTVS S.A.	3.3%
Baker Hughes Co.	3.2%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Samsung Electronics Co., Ltd.	5.0%
United Overseas Bank Ltd.	4.7%
HDFC Bank Ltd. - ADR	4.6%
AIA Group Ltd.	4.6%
Bid Corp. Ltd.	3.7%
Tencent Holdings Ltd.	3.3%
MercadoLibre, Inc.	3.3%
TOTVS S.A.	3.3%
Baker Hughes Co.	3.2%

Material Fund Change [Text Block]
Material Fund Changes
On April 29, 2024, based on the recommendation of the Fund’s investment advisor, WCM Investment Management, LLC (“WCM”), the Board of Trustees of Investment Managers Series Trust (the “Board”) has approved the reorganization of the Fund into the First Trust WCM Developing World Equity ETF, a newly created series of First Trust Exchange-Traded Fund (the “Reorganization”).  In anticipation of the Reorganization, the Fund’s Investor Class shares will be consolidated with the Fund’s Institutional Class shares on or about September 9, 2024.  The Reorganization of the Fund is currently expected to take effect in the fourth quarter of 2024.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/developing-world-equity-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/developing-world-equity-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000225977 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Focused International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WCMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-international-opportunities-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/focused-international-opportunities-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Material Change Date	Sep. 03, 2024
Net Assets	$ 40,631,622
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 71,085
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,631,622
Total number of portfolio holdings	44
Total advisory fee paid/(reimbursed)	$71,085
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
3i Group PLC	3.8%
Saab A.B. - Class B	3.5%
ASM International N.V.	3.4%
Scout24 S.E.	3.3%
Novo Nordisk A/S - Class B	3.2%
Puig Brands S.A. - Class B	3.1%
NU Holdings Ltd. - Class A	3.1%
Celestica, Inc.	2.9%
Elastic N.V.	2.8%
D'ieteren Group	2.8%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
3i Group PLC	3.8%
Saab A.B. - Class B	3.5%
ASM International N.V.	3.4%
Scout24 S.E.	3.3%
Novo Nordisk A/S - Class B	3.2%
Puig Brands S.A. - Class B	3.1%
NU Holdings Ltd. - Class A	3.1%
Celestica, Inc.	2.9%
Elastic N.V.	2.8%
D'ieteren Group	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-international-opportunities-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/focused-international-opportunities-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000225976 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Focused International Opportunities Fund
Class Name	Investor Class
Trading Symbol	WCFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-international-opportunities-fund. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvestfunds.com/focused-international-opportunities-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	$75	1.50%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Material Change Date	Sep. 03, 2024
Net Assets	$ 40,631,622
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 71,085
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,631,622
Total number of portfolio holdings	44
Total advisory fee paid/(reimbursed)	$71,085
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
3i Group PLC	3.8%
Saab A.B. - Class B	3.5%
ASM International N.V.	3.4%
Scout24 S.E.	3.3%
Novo Nordisk A/S - Class B	3.2%
Puig Brands S.A. - Class B	3.1%
NU Holdings Ltd. - Class A	3.1%
Celestica, Inc.	2.9%
Elastic N.V.	2.8%
D'ieteren Group	2.8%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
3i Group PLC	3.8%
Saab A.B. - Class B	3.5%
ASM International N.V.	3.4%
Scout24 S.E.	3.3%
Novo Nordisk A/S - Class B	3.2%
Puig Brands S.A. - Class B	3.1%
NU Holdings Ltd. - Class A	3.1%
Celestica, Inc.	2.9%
Elastic N.V.	2.8%
D'ieteren Group	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-international-opportunities-fund or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvestfunds.com/focused-international-opportunities-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.